Income Taxes - Narrative (Details) - USD ($) $ in Thousands		12 Months Ended
	May 16, 2018	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Operating Loss Carryforwards [Line Items]
Deferred tax assets, investment in subsidiaries	$ 32,700
Operating loss and tax credit carryforwards	6,300
Deferred tax asset, investment in subsidiaries, not recorded	$ 28,300
NOL deferred tax asset		$ 18,591	$ 3,189
Increase (decrease) in valuation allowance		54,900	(1,300)	$ 200
Change in enacted tax rate, amount			(1,700)
Cumulative undistributed foreign earnings		2,800	1,300
Tax receivable agreement, unrecorded liability		5,500
Unrecognized tax benefits that would affect the effective tax rate		1,300
Unrecognized tax benefits that may be resolved		1,100
Potential decrease in unrecognized tax benefits		1,100
Federal
Operating Loss Carryforwards [Line Items]
Net operating losses		81,100	14,200
State
Operating Loss Carryforwards [Line Items]
Net operating losses		73,000	$ 5,500
Research Tax Credit Carryforward
Operating Loss Carryforwards [Line Items]
Tax credit carryforward		$ 800
LLC Units Exchanged For Shares Of Class A Common Stock
Operating Loss Carryforwards [Line Items]
Shares converted (in shares)	39,110,660
LLC Units Exchanged For Shares Of Class B Common Stock
Operating Loss Carryforwards [Line Items]
Shares converted (in shares)		1,107,448
NOL deferred tax asset		$ 5,200
IPO [Member]
Operating Loss Carryforwards [Line Items]
Number of shares sold (in shares)	23,805,000
Continuing Members | LLC Units Exchanged For Shares Of Class A Common Stock
Operating Loss Carryforwards [Line Items]
Shares converted (in shares)	38,505,270